UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR TRUST

(Exact name of registrant as specified in charter)
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Ryan M. Louvar, Esq.	Leonard Mackey, Esq.
Vice President and Senior Counsel	Clifford Chance US LLP
State Street Bank and Trust Company	31 West 52nd Street
CHP/0326	New York, New York 10019
One Lincoln Street
Boston, MA 02111
Registrant’s telephone number, including area code: (303) 623-2577
Date of fiscal year end: September 30
Date of reporting period: June 30, 2011

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
SIGNATURES
Item 1. Schedule of Investments.

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUTO COMPONENTS — 2.5%
Johnson Controls, Inc.	1,432,173	$59,664,327
The Goodyear Tire & Rubber Co. (a)	515,415	8,643,510

		68,307,837

AUTOMOBILES — 4.9%
Ford Motor Co. (a)(b)	8,017,648	110,563,366
Harley-Davidson, Inc. (b)	498,750	20,433,787

		130,997,153

DISTRIBUTORS — 0.7%
Genuine Parts Co. (b)	332,107	18,066,621

DIVERSIFIED CONSUMER SERVICES — 1.1%
Apollo Group, Inc. (Class A) (a)	255,700	11,168,976
DeVry, Inc.	128,731	7,611,864
H&R Block, Inc. (b)	644,338	10,335,181

		29,116,021

HOTELS, RESTAURANTS & LEISURE — 17.1%
Carnival Corp.	911,647	34,305,277
Chipotle Mexican Grill, Inc. (a)(b)	65,722	20,254,863
Darden Restaurants, Inc.	286,665	14,264,450
International Game Technology	633,117	11,130,197
Marriott International, Inc. (Class A) (b)	599,477	21,275,439
McDonald’s Corp.	2,193,564	184,961,316
Starbucks Corp.	1,582,281	62,484,277
Starwood Hotels & Resorts Worldwide, Inc.	411,753	23,074,638
Wyndham Worldwide Corp.	361,891	12,177,632
Wynn Resorts, Ltd.	160,715	23,069,031
Yum! Brands, Inc.	982,833	54,291,695

		461,288,815

HOUSEHOLD DURABLES — 2.8%
D.R. Horton, Inc. (b)	593,248	6,834,217
Fortune Brands, Inc. (b)	325,449	20,753,883
Harman International Industries, Inc. (b)	147,529	6,722,896
Leggett & Platt, Inc.	302,502	7,374,999
Lennar Corp. (Class A) (b)	336,258	6,103,083
Newell Rubbermaid, Inc.	614,725	9,700,360
Pulte Group, Inc. (a)(b)	711,122	5,447,194
Whirlpool Corp. (b)	160,937	13,087,397

		76,024,029

INTERNET & CATALOG RETAIL — 9.0%
Amazon.com, Inc. (a)	755,039	154,397,925
Expedia, Inc. (b)	426,345	12,359,742
NetFlix, Inc. (a)	91,895	24,139,898
priceline.com, Inc. (a)(b)	104,764	53,631,834

		244,529,399

LEISURE EQUIPMENT & PRODUCTS — 1.2%
Hasbro, Inc.	290,878	12,778,271
Mattel, Inc.	733,825	20,172,849

		32,951,120

MEDIA — 31.2%
Cablevision Systems Corp.	490,000	17,742,900
CBS Corp. (Class B)	1,412,031	40,228,763
Comcast Corp. (Class A)	5,849,155	148,217,588
DIRECTV (Class A) (a)	1,621,502	82,404,732
Discovery Communications, Inc. (Class A) (a)(b)	588,858	24,119,624
Gannett Co., Inc. (b)	507,606	7,268,918
McGraw-Hill Cos., Inc.	646,988	27,115,267
News Corp. (Class A)	4,824,085	85,386,304
Omnicom Group, Inc.	593,993	28,606,703
Scripps Networks Interactive (Class A)	194,496	9,506,964
The Interpublic Group of Cos., Inc. (b)	1,043,585	13,044,813
The Walt Disney Co.	3,996,604	156,027,420
The Washington Post Co. (Class B) (b)	11,011	4,613,058
Time Warner Cable, Inc.	710,280	55,430,251
Time Warner, Inc.	2,261,054	82,234,534
Viacom, Inc. (Class B)	1,235,476	63,009,276

		844,957,115

MULTILINE RETAIL — 6.7%
Big Lots, Inc. (a)	162,990	5,403,119
Family Dollar Stores, Inc.	258,258	13,574,041
J.C. Penney Co., Inc. (b)	451,570	15,597,228
Kohl’s Corp. (b)	593,710	29,691,437
Macy’s, Inc.	900,775	26,338,661
Nordstrom, Inc. (b)	354,209	16,626,570
Sears Holdings Corp. (a)(b)	90,854	6,490,610
Target Corp.	1,455,317	68,268,920

		181,990,586

SPECIALTY RETAIL — 17.2%
Abercrombie & Fitch Co. (Class A) (b)	185,076	12,385,286
AutoNation, Inc. (a)(b)	138,105	5,056,024
AutoZone, Inc. (a)	53,475	15,767,104
Bed Bath & Beyond, Inc. (a)	526,067	30,706,531
Best Buy Co., Inc. (b)	683,965	21,483,341
CarMax, Inc. (a)(b)	476,749	15,766,089
GameStop Corp. (Class A) (a)(b)	298,590	7,963,395
Limited Brands, Inc. (b)	532,725	20,483,276
Lowe’s Cos., Inc.	2,750,681	64,118,374
O’Reilly Automotive, Inc. (a)	291,146	19,072,975
Ross Stores, Inc.	248,901	19,941,948
Staples, Inc. (b)	1,504,496	23,771,037
The Gap, Inc. (b)	825,538	14,942,238
The Home Depot, Inc.	3,362,431	121,787,251
Tiffany & Co. (b)	269,612	21,169,934
TJX Cos., Inc.	815,329	42,829,232
Urban Outfitters, Inc. (a)(b)	265,626	7,477,372

		464,721,407

TEXTILES, APPAREL & LUXURY GOODS — 5.5%
Coach, Inc.	622,404	39,790,288
NIKE, Inc. (Class B)	800,429	72,022,601
Polo Ralph Lauren Corp. (b)	136,313	18,076,467
V.F. Corp.	184,698	20,050,815

		149,940,171

TOTAL COMMON STOCKS —
(Cost $2,758,676,643)		2,702,890,274

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2011 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 4.6%
MONEY MARKET FUNDS — 4.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	122,859,571	$122,859,571
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	2,654,329	2,654,329

TOTAL SHORT TERM INVESTMENTS —
(Cost $125,513,900)		125,513,900

TOTAL INVESTMENTS — 104.5% (f)
(Cost $2,884,190,543)		2,828,404,174
OTHER ASSETS & LIABILITIES — (4.5)%		(121,312,130)

NET ASSETS — 100.0%		$2,707,092,044

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Consumer Staples Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BEVERAGES — 15.9%
Brown-Forman Corp. (Class B) (a)	494,514	$36,935,251
Coca-Cola Enterprises, Inc.	1,567,252	45,732,413
Constellation Brands, Inc. (Class A) (b)	899,982	18,737,625
Dr. Pepper Snapple Group, Inc. (a)	734,807	30,810,458
Molson Coors Brewing Co. (Class B) (a)	892,872	39,947,093
PepsiCo, Inc.	2,636,214	185,668,552
The Coca-Cola Co.	4,452,312	299,596,074

		657,427,466

FOOD & STAPLES RETAILING — 24.1%
Costco Wholesale Corp.	1,609,560	130,760,654
CVS Caremark Corp.	5,042,553	189,499,142
Safeway, Inc. (a)	1,464,079	34,215,526
SUPERVALU, Inc. (a)	1,121,180	10,550,304
Sysco Corp. (a)	2,193,247	68,385,442
The Kroger Co.	2,401,720	59,562,656
Wal-Mart Stores, Inc.	6,340,860	336,953,300
Walgreen Co.	3,216,797	136,585,201
Whole Foods Market, Inc.	495,858	31,462,190

		997,974,415

FOOD PRODUCTS — 19.8%
Archer-Daniels-Midland Co.	2,624,842	79,138,986
Campbell Soup Co. (a)	890,734	30,774,860
ConAgra Foods, Inc.	1,692,526	43,684,096
Dean Foods Co. (b)	599,921	7,361,031
General Mills, Inc.	2,432,745	90,546,769
H.J. Heinz Co. (a)	1,315,048	70,065,757
Hormel Foods Corp. (a)	456,823	13,617,894
Kellogg Co. (a)	1,025,146	56,711,077
Kraft Foods, Inc. (Class A) (a)	5,834,976	205,566,205
McCormick & Co., Inc. (a)	725,279	35,952,080
Mead Johnson Nutrition Co.	679,488	45,899,414
Sara Lee Corp.	2,294,975	43,581,575
The Hershey Co.	640,664	36,421,748
The J.M. Smucker Co.	385,036	29,432,152
Tyson Foods, Inc. (Class A) (a)	1,596,178	30,997,777

		819,751,421

HOUSEHOLD PRODUCTS — 21.2%
Colgate-Palmolive Co.	1,771,626	154,857,829
Kimberly-Clark Corp.	1,425,160	94,858,649
The Clorox Co. (a)	577,588	38,952,535
The Procter & Gamble Co.	9,265,793	589,026,461

		877,695,474

PERSONAL PRODUCTS — 2.1%
Avon Products, Inc.	1,704,670	47,730,760
The Estee Lauder Cos., Inc. (Class A)	379,209	39,888,995

		87,619,755

TOBACCO — 16.5%
Altria Group, Inc.	6,949,003	183,523,169
Lorillard, Inc. (a)	477,136	51,945,796
Philip Morris International, Inc.	5,903,770	394,194,723
Reynolds American, Inc.	1,483,397	54,959,859

		684,623,547

TOTAL COMMON STOCKS —
(Cost $4,198,950,513)		4,125,092,078

SHORT TERM INVESTMENTS — 3.8%
MONEY MARKET FUNDS — 3.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	152,825,251	152,825,251
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	2,992,297	2,992,297

TOTAL SHORT TERM INVESTMENTS —
(Cost $155,817,548)		155,817,548

TOTAL INVESTMENTS — 103.4% (f)
(Cost $4,354,768,061)		4,280,909,626
OTHER ASSETS & LIABILITIES — (3.4)%		(138,826,796)

NET ASSETS — 100.0%		$4,142,082,830

(a)	Security, or portion thereof, was on loan at June 30, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Energy Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ENERGY EQUIPMENT & SERVICES — 22.4%
Baker Hughes, Inc.	3,315,838	$240,597,205
Cameron International Corp. (a)	2,264,092	113,861,187
Diamond Offshore Drilling, Inc. (b)	656,325	46,211,843
FMC Technologies, Inc. (a)(b)	2,483,658	111,243,042
Halliburton Co.	6,314,688	322,049,088
Helmerich & Payne, Inc. (b)	615,844	40,719,605
Nabors Industries, Ltd. (a)	3,049,182	75,131,844
National-Oilwell Varco, Inc.	3,094,303	242,005,438
Noble Corp.	1,450,441	57,161,880
Rowan Cos., Inc. (a)	1,987,444	77,132,702
Schlumberger, Ltd.	8,160,603	705,076,099

		2,031,189,933

OIL, GAS & CONSUMABLE FUELS — 77.5%
Alpha Natural Resources, Inc. (a)	1,308,077	59,439,019
Anadarko Petroleum Corp.	3,338,644	256,274,313
Apache Corp.	2,547,931	314,389,206
Cabot Oil & Gas Corp.	1,305,657	86,578,116
Chesapeake Energy Corp. (b)	5,046,367	149,826,636
Chevron Corp.	11,832,395	1,216,843,502
ConocoPhillips	6,019,582	452,612,371
CONSOL Energy, Inc.	2,090,728	101,358,493
Denbury Resources, Inc. (a)	4,608,079	92,161,580
Devon Energy Corp.	2,813,939	221,766,533
El Paso Corp.	6,995,956	141,318,311
EOG Resources, Inc.	1,886,478	197,231,275
EQT Corp.	858,268	45,076,235
Exxon Mobil Corp.	19,156,842	1,558,983,802
Hess Corp.	2,166,327	161,954,607
Marathon Oil Corp.	4,818,506	253,838,896
Murphy Oil Corp.	1,513,049	99,346,797
Newfield Exploration Co. (a)	761,823	51,819,201
Noble Energy, Inc.	1,385,798	124,209,075
Occidental Petroleum Corp.	4,089,184	425,438,703
Peabody Energy Corp.	2,274,575	133,995,213
Pioneer Natural Resources Co. (b)	1,524,854	136,581,173
QEP Resources, Inc. (b)	1,013,745	42,404,953
Range Resources Corp. (b)	1,448,896	80,413,728
Southwestern Energy Co. (a)(b)	2,556,836	109,637,128
Spectra Energy Corp. (b)	5,028,225	137,823,647
Sunoco, Inc. (b)	1,662,073	69,325,065
Tesoro Corp. (a)	2,606,019	59,703,895
The Williams Cos., Inc.	4,783,157	144,690,499
Valero Energy Corp.	4,589,084	117,342,878

		7,042,384,850

TOTAL COMMON STOCKS —
(Cost $9,559,484,590)		9,073,574,783

SHORT TERM INVESTMENTS — 1.4%
MONEY MARKET FUNDS — 1.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	118,979,400	118,979,400
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	11,403,087	11,403,087

TOTAL SHORT TERM INVESTMENTS —
(Cost $130,382,487)		130,382,487

TOTAL INVESTMENTS — 101.3% (f)
(Cost $9,689,867,077)		9,203,957,270
OTHER ASSETS & LIABILITIES — (1.3)%		(117,207,079)

NET ASSETS — 100.0%		$9,086,750,191

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
CAPITAL MARKETS — 15.2%
Ameriprise Financial, Inc.	990,224	$57,116,120
BlackRock, Inc.	393,256	75,430,433
E*TRADE Financial Corp. (a)(b)	1,028,821	14,197,730
Federated Investors, Inc. (Class B) (a)	380,290	9,066,114
Franklin Resources, Inc.	589,612	77,410,160
Invesco, Ltd.	1,888,770	44,197,218
Janus Capital Group, Inc. (a)	761,534	7,188,881
Legg Mason, Inc. (a)	608,445	19,932,658
Morgan Stanley	6,313,717	145,278,628
Northern Trust Corp.	988,353	45,424,704
State Street Corp. (c)	2,060,565	92,910,876
T. Rowe Price Group, Inc. (a)	1,062,069	64,085,243
The Bank of New York Mellon Corp.	5,075,748	130,040,664
The Charles Schwab Corp. (a)	4,093,894	67,344,556
The Goldman Sachs Group, Inc.	2,116,001	281,618,573

		1,131,242,558

COMMERCIAL BANKS — 17.7%
BB&T Corp. (a)	2,846,932	76,411,655
Comerica, Inc. (a)	722,942	24,992,105
Fifth Third Bancorp	3,755,287	47,879,909
First Horizon National Corp. (a)	1,076,309	10,267,988
Huntington Bancshares, Inc.	3,528,898	23,149,571
KeyCorp	3,886,416	32,373,845
M & T Bank Corp.	513,045	45,122,308
Marshall & Ilsley Corp. (a)	2,167,237	17,272,879
PNC Financial Services Group, Inc.	2,151,207	128,233,449
Regions Financial Corp. (a)	5,135,811	31,842,028
SunTrust Banks, Inc.	2,194,515	56,618,487
U.S. Bancorp	7,875,366	200,900,587
Wells Fargo & Co.	21,619,181	606,634,219
Zions Bancorporation (a)	751,817	18,051,126

		1,319,750,156

CONSUMER FINANCE — 5.6%
American Express Co.	4,274,876	221,011,089
Capital One Financial Corp.	1,876,953	96,982,162
Discover Financial Services	2,229,586	59,641,426
SLM Corp.	2,155,814	36,239,233

		413,873,910

DIVERSIFIED FINANCIAL SERVICES — 24.8%
Bank of America Corp.	41,418,702	453,948,974
Citigroup, Inc.	11,937,857	497,092,365
CME Group, Inc.	273,862	79,855,420
IntercontinentalExchange, Inc. (b)	300,522	37,478,099
JPMorgan Chase & Co.	16,242,900	664,984,326
Leucadia National Corp. (a)	810,156	27,626,319
Moody’s Corp. (a)	810,479	31,081,870
NYSE Euronext	1,069,706	36,658,825
The Nasdaq OMX Group, Inc. (b)	613,492	15,521,348

		1,844,247,546

INSURANCE — 24.8%
ACE, Ltd.	1,378,773	90,750,839
AFLAC, Inc.	1,911,536	89,230,500
American International Group, Inc. (b)	1,783,177	52,282,750
Aon Corp.	1,350,734	69,292,654
Assurant, Inc.	394,812	14,319,831
Berkshire Hathaway, Inc. (Class B) (b)	7,076,729	547,668,057
Chubb Corp.	1,195,511	74,850,944
Cincinnati Financial Corp. (a)	666,506	19,448,645
Genworth Financial, Inc. (Class A) (b)	2,005,218	20,613,641
Hartford Financial Services Group, Inc.	1,820,212	47,998,990
Lincoln National Corp.	1,281,081	36,497,998
Loews Corp.	1,270,032	53,455,647
Marsh & McLennan Cos., Inc.	2,238,836	69,829,295
MetLife, Inc.	4,320,745	189,551,083
Principal Financial Group, Inc. (a)	1,313,734	39,963,788
Prudential Financial, Inc.	1,994,831	126,851,303
The Allstate Corp.	2,138,158	65,277,964
The Progressive Corp.	2,672,275	57,133,239
The Travelers Cos., Inc. (a)	1,712,647	99,984,332
Torchmark Corp. (a)	310,805	19,935,033
Unum Group	1,258,324	32,062,096
XL Group PLC	1,264,753	27,799,271

		1,844,797,900

REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.9%
Apartment Investment & Management Co. (Class A)	488,093	12,461,014
AvalonBay Communities, Inc. (a)	356,980	45,836,232
Boston Properties, Inc.	594,634	63,126,345
Equity Residential (a)	1,204,071	72,244,260
HCP, Inc.	1,659,334	60,880,965
Health Care REIT, Inc.	722,822	37,897,558
Host Hotels & Resorts, Inc.	2,804,644	47,538,716
Kimco Realty Corp. (a)	1,663,628	31,010,026
Plum Creek Timber Co., Inc. (a)	661,563	26,819,764
ProLogis, Inc.	1,855,718	66,508,933
Public Storage, Inc.	571,944	65,207,335
Simon Property Group, Inc. (a)	1,199,157	139,378,018
Ventas, Inc. (a)	668,147	35,218,028
Vornado Realty Trust	670,065	62,436,657
Weyerhaeuser Co.	2,201,229	48,118,866

		814,682,717

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CB Richard Ellis Group, Inc. (Class A) (b)	1,192,920	29,954,221

THRIFTS & MORTGAGE FINANCE — 0.5%
Hudson City Bancorp, Inc.	2,152,757	17,631,080
People’s United Financial, Inc.	1,537,604	20,665,398

		38,296,478

TOTAL COMMON STOCKS —
(Cost $8,144,102,503)		7,436,845,486

SHORT TERM INVESTMENTS — 2.5%
MONEY MARKET FUNDS — 2.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	180,996,970	180,996,970

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2011 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.15% (e)(f)	5,563,951	$5,563,951

TOTAL SHORT TERM INVESTMENTS —
(Cost $186,560,921)		186,560,921

TOTAL INVESTMENTS — 102.4% (g)
(Cost $8,330,663,424)		7,623,406,407
OTHER ASSETS & LIABILITIES — (2.4)%		(178,376,324)

NET ASSETS — 100.0%		$7,445,030,083

(a)	Security, or portion thereof, was on loan at June 30, 2011.
(b)	Non-income producing security.
(c)	Affiliated Issuer. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Health Care Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BIOTECHNOLOGY — 10.5%
Amgen, Inc. (a)	2,757,817	$160,918,622
Biogen Idec, Inc. (a)	732,850	78,356,322
Celgene Corp. (a)	1,378,639	83,159,504
Cephalon, Inc. (a)(b)	224,624	17,947,458
Gilead Sciences, Inc. (a)	2,334,686	96,679,347

		437,061,253

HEALTH CARE EQUIPMENT & SUPPLIES — 16.6%
Baxter International, Inc.	1,717,175	102,498,176
Becton, Dickinson & Co.	666,181	57,404,817
Boston Scientific Corp. (a)	4,553,031	31,461,444
C.R. Bard, Inc.	268,224	29,467,089
CareFusion Corp. (a)	661,631	17,976,514
Covidien PLC	1,464,638	77,962,681
DENTSPLY International, Inc. (b)	421,554	16,052,776
Edwards Lifesciences Corp. (a)	339,761	29,620,364
Intuitive Surgical, Inc. (a)	116,605	43,389,887
Medtronic, Inc.	3,186,112	122,760,895
St. Jude Medical, Inc.	1,001,015	47,728,395
Stryker Corp. (b)	1,006,180	59,052,704
Varian Medical Systems, Inc. (a)	347,681	24,344,624
Zimmer Holdings, Inc. (a)	578,282	36,547,422

		696,267,788

HEALTH CARE PROVIDERS & SERVICES — 19.4%
Aetna, Inc.	1,156,309	50,981,664
AmerisourceBergen Corp.	842,476	34,878,506
Cardinal Health, Inc.	1,045,795	47,500,009
CIGNA Corp.	830,774	42,726,707
Coventry Health Care, Inc. (a)	444,022	16,193,482
DaVita, Inc. (a)	284,340	24,626,687
Express Scripts, Inc. (a)(b)	1,649,338	89,031,265
Humana, Inc. (b)	536,212	43,186,515
Laboratory Corp. of America Holdings (a)(b)	296,207	28,669,876
McKesson Corp.	770,401	64,444,044
Medco Health Solutions, Inc. (a)	1,219,806	68,943,435
Patterson Cos., Inc.	283,860	9,336,155
Quest Diagnostics, Inc.	484,128	28,611,965
Tenet Healthcare Corp. (a)	1,479,597	9,232,685
UnitedHealth Group, Inc.	3,240,306	167,134,984
WellPoint, Inc.	1,118,170	88,078,251

		813,576,230

HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp. (a)(b)	424,546	25,944,006

LIFE SCIENCES TOOLS & SERVICES — 4.5%
Agilent Technologies, Inc. (a)	1,032,356	52,763,715
Life Technologies Corp. (a)	532,596	27,732,274
PerkinElmer, Inc.	333,709	8,980,109
Thermo Fisher Scientific, Inc. (a)	1,136,937	73,207,373
Waters Corp. (a)	270,486	25,896,330

		188,579,801

PHARMACEUTICALS — 48.1%
Abbott Laboratories	3,907,899	205,633,645
Allergan, Inc.	931,752	77,568,354
Bristol-Myers Squibb Co.	5,086,051	147,292,037
Eli Lilly & Co.	3,021,148	113,383,684
Forest Laboratories, Inc. (a)(b)	857,096	33,718,157
Hospira, Inc. (a)	493,692	27,972,589
Johnson & Johnson	8,130,758	540,858,022
Merck & Co., Inc.	9,155,459	323,096,148
Mylan, Inc. (a)(b)	1,294,252	31,929,197
Pfizer, Inc.	23,437,895	482,820,637
Watson Pharmaceuticals, Inc. (a)	393,116	27,018,863

		2,011,291,333

TOTAL COMMON STOCKS —
(Cost $4,421,216,587)		4,172,720,411

SHORT TERM INVESTMENTS — 3.1%
MONEY MARKET FUNDS — 3.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	121,450,253	121,450,253
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	5,569,372	5,569,372

TOTAL SHORT TERM INVESTMENTS —
(Cost $127,019,625)		127,019,625

TOTAL INVESTMENTS — 102.8% (f)
(Cost $4,548,236,212)		4,299,740,036
OTHER ASSETS & LIABILITIES — (2.8)%		(115,701,429)

NET ASSETS — 100.0%		$4,184,038,607

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Industrial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 26.0%
General Dynamics Corp.	1,175,042	$87,564,130
Goodrich Corp.	557,847	53,274,389
Honeywell International, Inc.	2,409,670	143,592,235
ITT Corp.	648,184	38,197,483
L-3 Communications Holdings, Inc.	308,015	26,935,912
Lockheed Martin Corp.	875,791	70,912,797
Northrop Grumman Corp. (a)	917,708	63,643,050
Precision Castparts Corp.	417,477	68,737,588
Raytheon Co.	1,131,458	56,403,181
Rockwell Collins, Inc.	577,893	35,650,219
Textron, Inc. (a)	1,000,382	23,619,019
The Boeing Co.	2,237,841	165,443,585
United Technologies Corp.	2,760,031	244,290,344

		1,078,263,932

AIR FREIGHT & LOGISTICS — 9.0%
C.H. Robinson Worldwide, Inc. (a)	473,216	37,308,349
Expeditors International of Washington, Inc.	616,059	31,536,060
FedEx Corp.	980,968	93,044,815
United Parcel Service, Inc. (Class B)	2,914,303	212,540,118

		374,429,342

AIRLINES — 0.7%
Southwest Airlines Co.	2,517,909	28,754,521

BUILDING PRODUCTS — 0.3%
Masco Corp. (a)	1,156,511	13,912,827

COMMERCIAL SERVICES & SUPPLIES — 4.5%
Avery Dennison Corp. (a)	379,409	14,656,570
Cintas Corp. (a)	442,758	14,624,297
Iron Mountain, Inc.	581,089	19,809,324
Pitney Bowes, Inc. (a)	677,872	15,584,277
R.R. Donnelley & Sons Co. (a)	786,599	15,425,206
Republic Services, Inc.	880,762	27,171,508
Stericycle, Inc. (a)(b)	249,710	22,254,155
Waste Management, Inc. (a)	1,501,946	55,977,527

		185,502,864

CONSTRUCTION & ENGINEERING — 1.8%
Fluor Corp.	735,809	47,577,410
Jacobs Engineering Group, Inc. (b)	366,718	15,860,553
Quanta Services, Inc. (a)(b)	628,969	12,705,174

		76,143,137

ELECTRICAL EQUIPMENT — 4.8%
Emerson Electric Co.	2,310,180	129,947,625
Rockwell Automation, Inc.	541,732	47,000,668
Roper Industries, Inc. (a)	278,329	23,184,806

		200,133,099

INDUSTRIAL CONGLOMERATES — 16.9%
3M Co.	2,114,877	200,596,084
General Electric Co.	22,791,159	429,841,259
Tyco International, Ltd.	1,361,338	67,290,937

		697,728,280

MACHINERY — 24.2%
Caterpillar, Inc.	1,994,283	212,311,368
Cummins, Inc.	1,049,201	108,581,811
Danaher Corp.	1,774,567	94,034,305
Deere & Co.	1,360,208	112,149,150
Dover Corp.	655,389	44,435,374
Eaton Corp.	1,208,757	62,190,548
Flowserve Corp. (a)	162,873	17,898,114
Illinois Tool Works, Inc.	1,542,506	87,136,164
Ingersoll-Rand PLC (a)	961,346	43,654,722
Joy Global, Inc.	304,191	28,971,151
PACCAR, Inc. (a)	1,234,074	63,048,841
Pall Corp.	493,694	27,760,414
Parker-Hannifin Corp.	592,929	53,209,448
Snap-on, Inc.	170,495	10,652,528
Stanley Black & Decker, Inc. (a)	487,784	35,144,837

		1,001,178,775

PROFESSIONAL SERVICES — 1.1%
Dun & Bradstreet Corp.	143,457	10,836,742
Equifax, Inc.	484,658	16,827,326
Robert Half International, Inc. (a)	604,684	16,344,608

		44,008,676

ROAD & RAIL — 8.9%
CSX Corp.	3,858,929	101,181,118
Norfolk Southern Corp.	1,203,731	90,195,564
Ryder System, Inc.	271,699	15,446,088
Union Pacific Corp.	1,549,516	161,769,471

		368,592,241

TRADING COMPANIES & DISTRIBUTORS — 1.6%
Fastenal Co.	855,938	30,805,208
W.W. Grainger, Inc.	222,035	34,115,678

		64,920,886

TOTAL COMMON STOCKS —
(Cost $4,402,192,663)		4,133,568,580

SHORT TERM INVESTMENTS — 3.6%
MONEY MARKET FUNDS — 3.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	146,461,929	146,461,929
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	2,967,853	2,967,853

TOTAL SHORT TERM INVESTMENTS —
(Cost $149,429,782)		149,429,782

TOTAL INVESTMENTS — 103.4% (f)
(Cost $4,551,622,445)		4,282,998,362
OTHER ASSETS & LIABILITIES — (3.4)%		(140,846,307)

NET ASSETS — 100.0%		$4,142,152,055

(a)	Security, or portion thereof, was on loan at June 30, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Materials Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
CHEMICALS — 60.0%
Air Products & Chemicals, Inc.	1,318,017	$125,976,065
Airgas, Inc. (a)	459,305	32,169,722
CF Industries Holdings, Inc.	456,276	64,640,621
E.I. du Pont de Nemours & Co.	5,775,296	312,154,749
Eastman Chemical Co.	459,211	46,871,667
Ecolab, Inc. (a)	1,474,101	83,109,814
FMC Corp. (a)	466,608	40,137,620
International Flavors & Fragrances, Inc. (a)	527,420	33,881,461
Monsanto Co.	3,333,051	241,779,520
PPG Industries, Inc.	1,003,027	91,064,821
Praxair, Inc. (a)	1,890,847	204,948,906
Sigma-Aldrich Corp. (a)	781,798	57,368,337
The Dow Chemical Co. (a)	7,310,467	263,176,812
The Sherwin-Williams Co.	570,172	47,820,326

		1,645,100,441

CONSTRUCTION MATERIALS — 1.2%
Vulcan Materials Co. (a)	847,653	32,660,070

CONTAINERS & PACKAGING — 4.3%
Ball Corp.	1,089,904	41,917,708
Bemis Co., Inc. (a)	707,211	23,889,588
Owens-Illinois, Inc. (a)(b)	1,088,514	28,094,546
Sealed Air Corp.	1,069,652	25,447,021

		119,348,863

METALS & MINING — 30.0%
AK Steel Holding Corp.	802,574	12,648,566
Alcoa, Inc. (a)	6,725,320	106,663,575
Allegheny Technologies, Inc. (a)	688,069	43,671,740
Cliffs Natural Resources, Inc. (a)	918,938	84,955,818
Freeport-McMoRan Copper & Gold, Inc.	5,891,008	311,634,323
Newmont Mining Corp.	2,321,031	125,266,043
Nucor Corp. (a)	2,008,926	82,807,930
Titanium Metals Corp. (a)	657,548	12,046,279
United States Steel Corp. (a)	933,750	42,989,850

		822,684,124

PAPER & FOREST PRODUCTS — 4.4%
International Paper Co. (a)	2,778,186	82,845,507
MeadWestvaco Corp.	1,108,285	36,916,973

		119,762,480

TOTAL COMMON STOCKS —
(Cost $2,857,903,783)		2,739,555,978

SHORT TERM INVESTMENTS — 6.5%
MONEY MARKET FUNDS — 6.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	179,101,516	179,101,516
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	667,640	667,640

TOTAL SHORT TERM INVESTMENTS —
(Cost $179,769,156)		179,769,156

TOTAL INVESTMENTS — 106.4% (f)
(Cost $3,037,672,939)		2,919,325,134
OTHER ASSETS & LIABILITIES — (6.4)%		(176,335,877)

NET ASSETS — 100.0%		$2,742,989,257

(a)	Security, or portion thereof, was on loan at June 30, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 9.6%
Cisco Systems, Inc.	16,372,219	$255,570,339
F5 Networks, Inc. (a)(b)	240,780	26,545,995
Harris Corp. (b)	417,286	18,802,907
JDS Uniphase Corp. (a)	870,360	14,500,198
Juniper Networks, Inc. (a)	1,638,980	51,627,870
Motorola Mobility Holdings, Inc. (a)(b)	881,478	19,427,775
Motorola Solutions, Inc. (a)	1,033,862	47,599,006
QUALCOMM, Inc.	5,000,542	283,980,780
Tellabs, Inc.	1,271,006	5,859,338

		723,914,208

COMPUTERS & PERIPHERALS — 19.8%
Apple, Inc. (a)	2,753,422	924,241,163
Dell, Inc. (a)(b)	4,967,379	82,806,208
EMC Corp. (a)(b)	6,205,511	170,961,828
Hewlett-Packard Co.	5,122,754	186,468,246
Lexmark International, Inc. (Class A) (a)	295,024	8,632,402
NetApp, Inc. (a)	1,151,219	60,761,339
SanDisk Corp. (a)	771,869	32,032,563
Western Digital Corp. (a)	728,498	26,502,757

		1,492,406,506

DIVERSIFIED TELECOMMUNICATION SERVICES — 13.2%
AT&T, Inc.	17,631,262	553,797,939
CenturyLink, Inc.	1,872,428	75,702,264
Frontier Communications Corp. (b)	3,568,554	28,798,231
Verizon Communications, Inc.	8,467,087	315,229,649
Windstream Corp. (b)	1,678,352	21,751,442

		995,279,525

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Amphenol Corp. (Class A) (b)	560,801	30,277,646
Corning, Inc.	4,759,120	86,378,028
FLIR Systems, Inc. (b)	530,260	17,875,064
Jabil Circuit, Inc. (b)	701,543	14,171,169
Molex, Inc. (b)	477,055	12,293,707

		160,995,614

INTERNET SOFTWARE & SERVICES — 7.9%
Akamai Technologies, Inc. (a)	629,880	19,822,324
eBay, Inc. (a)	3,456,135	111,529,476
Google, Inc. (Class A) (a)	748,316	378,932,256
Monster Worldwide, Inc. (a)(b)	389,336	5,707,666
VeriSign, Inc.	551,299	18,446,464
Yahoo!, Inc. (a)(b)	3,960,843	59,571,079

		594,009,265

IT SERVICES — 15.6%
Automatic Data Processing, Inc.	1,520,985	80,125,490
Cognizant Technology Solutions Corp. (Class A) (a)	941,767	69,069,192
Computer Sciences Corp.	491,252	18,647,926
Fidelity National Information Services, Inc.	874,131	26,914,493
Fiserv, Inc. (a)	452,585	28,345,399
International Business Machines Corp.	3,605,804	618,575,676
MasterCard, Inc. (Class A)	286,538	86,345,361
Paychex, Inc. (b)	1,009,719	31,018,568
SAIC, Inc. (a)	826,297	13,898,315
Teradata Corp. (a)	551,605	33,206,621
The Western Union Co.	1,941,552	38,889,287
Total System Services, Inc. (b)	557,488	10,358,127
Visa, Inc. (Class A)	1,425,240	120,090,722

		1,175,485,177

OFFICE ELECTRONICS — 0.6%
Xerox Corp.	4,450,690	46,331,683

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.3%
Advanced Micro Devices, Inc. (a)(b)	1,967,788	13,754,838
Altera Corp.	1,030,808	47,777,951
Analog Devices, Inc.	945,760	37,017,047
Applied Materials, Inc.	4,015,677	52,243,958
Broadcom Corp. (Class A) (a)	1,469,403	49,430,717
First Solar, Inc. (a)(b)	161,130	21,312,665
Intel Corp.	13,455,970	298,184,295
KLA-Tencor Corp. (b)	534,284	21,627,816
Linear Technology Corp. (b)	723,506	23,890,168
LSI Corp. (a)	2,045,315	14,562,643
MEMC Electronic Materials, Inc. (a)(b)	760,049	6,483,218
Microchip Technology, Inc. (b)	618,707	23,455,182
Micron Technology, Inc. (a)	2,732,062	20,435,824
National Semiconductor Corp.	820,292	20,187,386
Novellus Systems, Inc. (a)(b)	325,670	11,769,714
NVIDIA Corp. (a)(b)	1,885,112	30,039,260
Teradyne, Inc. (a)(b)	705,061	10,434,903
Texas Instruments, Inc.	3,508,051	115,169,314
Xilinx, Inc. (b)	845,107	30,821,052

		848,597,951

SOFTWARE — 18.0%
Adobe Systems, Inc. (a)	1,541,969	48,494,925
Autodesk, Inc. (a)	743,133	28,684,934
BMC Software, Inc. (a)	565,125	30,912,337
CA, Inc.	1,189,561	27,169,573
Citrix Systems, Inc. (a)	595,261	47,620,880
Compuware Corp. (a)	826,201	8,063,722
Electronic Arts, Inc. (a)	1,075,130	25,373,068
Intuit, Inc. (a)	854,556	44,317,274
Microsoft Corp.	22,094,020	574,444,520
Oracle Corp.	11,665,346	383,906,537
Red Hat, Inc. (a)	628,241	28,836,262
Salesforce.com, Inc. (a)(b)	384,859	57,336,294
Symantec Corp. (a)	2,344,616	46,235,827

		1,351,396,153

WIRELESS TELECOMMUNICATION SERVICES — 1.7%
American Tower Corp. (Class A) (a)	1,220,488	63,868,137
MetroPCS Communications, Inc. (a)	936,923	16,124,445

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2011 (Unaudited)

Security Description	Shares	Value

Sprint Nextel Corp. (a)	9,293,002	$50,089,282

		130,081,864

TOTAL COMMON STOCKS —
(Cost $7,737,316,674)		7,518,497,946

SHORT TERM INVESTMENTS — 2.8%
MONEY MARKET FUNDS — 2.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	192,998,705	192,998,705
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	14,570,148	14,570,148

TOTAL SHORT TERM INVESTMENTS —
(Cost $207,568,853)		207,568,853

TOTAL INVESTMENTS — 102.6% (f)
(Cost $7,944,885,527)		7,726,066,799
OTHER ASSETS & LIABILITIES — (2.6)%		(193,499,894)

NET ASSETS — 100.0%		$7,532,566,905

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at June 30, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Utilities Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
ELECTRIC UTILITIES — 53.3%
American Electric Power Co., Inc.	5,565,173	$209,695,719
Duke Energy Corp. (a)	14,120,625	265,891,369
Edison International	3,762,993	145,815,979
Entergy Corp. (a)	2,046,361	139,725,529
Exelon Corp.	7,616,457	326,289,018
FirstEnergy Corp.	4,808,876	212,311,875
NextEra Energy, Inc.	4,851,911	278,790,806
Northeast Utilities	2,039,711	71,736,636
Pepco Holdings, Inc. (a)	2,644,849	51,918,386
Pinnacle West Capital Corp.	1,289,485	57,485,241
PPL Corp.	6,661,130	185,379,248
Progress Energy, Inc. (a)	3,409,284	163,679,725
Southern Co.	9,763,556	394,252,391

		2,502,971,922

GAS UTILITIES — 2.6%
Nicor, Inc. (a)	548,211	30,009,070
Oneok, Inc. (a)	1,231,728	91,160,189

		121,169,259

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 5.4%
Constellation Energy Group, Inc.	2,326,949	88,330,984
NRG Energy, Inc. (a)(b)	2,772,384	68,145,199
The AES Corp. (b)	7,598,055	96,799,220

		253,275,403

MULTI-UTILITIES — 38.3%
Ameren Corp.	2,810,071	81,042,448
CenterPoint Energy, Inc.	4,961,090	95,997,091
CMS Energy Corp. (a)	2,985,207	58,778,726
Consolidated Edison, Inc. (a)	3,387,497	180,350,340
Dominion Resources, Inc. (a)	6,620,915	319,591,567
DTE Energy Co. (a)	1,967,928	98,435,758
Integrys Energy Group, Inc. (a)	912,120	47,284,301
NiSource, Inc. (a)	3,286,412	66,549,843
PG&E Corp.	4,599,762	193,327,997
Public Service Enterprise Group, Inc.	5,817,134	189,871,254
SCANA Corp. (a)	1,318,438	51,906,904
Sempra Energy	2,768,160	146,380,301
TECO Energy, Inc. (a)	2,531,274	47,815,766
Wisconsin Energy Corp.	2,687,682	84,258,831
Xcel Energy, Inc. (a)	5,615,330	136,452,519

		1,798,043,646

TOTAL COMMON STOCKS —
(Cost $4,963,806,713)		4,675,460,230

SHORT TERM INVESTMENTS — 4.7%
MONEY MARKET FUNDS — 4.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	212,722,616	212,722,616
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	9,011,004	9,011,004

TOTAL SHORT TERM INVESTMENTS —
(Cost $221,733,620)		221,733,620

TOTAL INVESTMENTS — 104.3% (f)
(Cost $5,185,540,333)		4,897,193,850
OTHER ASSETS & LIABILITIES — (4.3)%		(202,867,032)

NET ASSETS — 100.0%		$4,694,326,818

(a)	Security, or portion thereof, was on loan at June 30, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2011 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgements and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate each Fund’s net asset value and the prices used by each Fund’s respective Select Sector Index, which, in turn, could result in a difference between each Fund’s performance and the performance of the Fund’s respective Select Sector Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds’ investments by industry.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2011 (Unaudited)

Transactions with Affiliated Issuers

The Financial Select Sector SPDR Fund has invested in an affiliated company, State Street Corp. Amounts relating to this investment at June 30, 2011, and for the period then ended are:

Number of							Number of
Shares Held	Cost at	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
at 9/30/10	9/30/10	9/30/10	Cost	Shares	Proceeds	Shares	at 6/30/11	6/30/11	Income	Gain/ (Loss)

1,666,585	$75,439,387	$62,763,591	$148,425,717	3,310,765	$129,726,034	2,916,785	2,060,565	$92,910,876	$762,674	$1,516,224

Each Fund may invest in certain money market funds managed by State Street Global Advisors Funds Management, Inc. (“SSgA FM or the “Adviser”), including the State Street Institutional Liquid Reserves Fund — Institutional Class (“Liquid Reserves Fund“), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by a Fund from affiliated money market funds are recorded as dividend income on securities of affiliated issuers. In addition, cash collateral from lending activities is invested in State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”), for which SSgA FM serves as the investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Amounts related to investments in Liquid Reserves Fund and/or Prime Portfolio at June 30, 2011 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/10	Cost	Shares	Proceeds	Shares	6/30/11	Income

Consumer Discretionary Select Sector SPDR Fund	$85,033,032	$989,933,048	989,933,048	$952,106,509	952,106,509	$122,859,571	$419,853
Consumer Staples Select Sector SPDR Fund	60,577,909	1,294,432,777	1,294,432,777	1,202,185,435	1,202,185,435	152,825,251	126,640
Energy Select Sector SPDR Fund	140,985,855	2,125,578,316	2,125,578,316	2,147,584,771	2,147,584,771	118,979,400	326,427
Financial Select Sector SPDR Fund	146,608,012	1,822,413,593	1,822,413,593	1,788,024,635	1,788,024,635	180,996,970	688,744
Health Care Select Sector SPDR Fund	42,959,573	974,714,492	974,714,492	896,223,812	896,223,812	121,450,253	81,739
Industrial Select Sector SPDR Fund	87,663,997	654,781,776	654,781,776	595,983,844	595,983,844	146,461,929	167,198
Materials Select Sector SPDR Fund	119,707,221	1,001,687,711	1,001,687,711	942,293,416	942,293,416	179,101,516	169,374
Technology Select Sector SPDR Fund	118,590,835	1,921,103,622	1,921,103,622	1,846,695,752	1,846,695,752	192,998,705	453,170
Utilities Select Sector SPDR Fund	454,407,124	1,848,619,002	1,848,619,002	2,090,303,510	2,090,303,510	212,722,616	268,316

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/10	Cost	Shares	Proceeds	Shares	6/30/11	Income

Consumer Discretionary Select Sector SPDR Fund	$2,701,851	$55,699,656	55,699,656	$55,747,178	55,747,178	$2,654,329	$6,327
Consumer Staples Select Sector SPDR Fund	2,213,172	171,940,692	171,940,692	171,161,567	171,161,567	2,992,297	8,745
Energy Select Sector SPDR Fund	6,573,284	149,619,189	149,619,189	144,789,386	144,789,386	11,403,087	18,737
Financial Select Sector SPDR Fund	5,160,133	143,930,265	143,930,265	143,526,447	143,526,447	5,563,951	10,417
Health Care Select Sector SPDR Fund	100	77,088,708	77,088,708	71,519,436	71,519,436	5,569,372	8,192
Industrial Select Sector SPDR Fund	3,826,816	88,869,814	88,869,814	89,728,777	89,728,777	2,967,853	12,696
Materials Select Sector SPDR Fund	6,549,899	91,701,227	91,701,227	97,583,486	97,583,486	667,640	9,607
Technology Select Sector SPDR Fund	16,628,906	174,630,825	174,630,825	176,689,583	176,689,583	14,570,148	28,923
Utilities Select Sector SPDR Fund	11,764,089	205,249,938	205,249,938	208,003,023	208,003,023	9,011,004	17,601

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2011 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at June 30, 2011 were as follows:

		Gross	Gross
	Identified	Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation

Consumer Discretionary Select Sector SPDR Fund	$2,884,190,543	$72,719,860	$(128,506,229)	$(55,786,369)
Consumer Staples Select Sector SPDR Fund	4,354,768,061	87,573,014	(161,431,449)	(73,858,435)
Energy Select Sector SPDR Fund	9,689,867,077	67,298,049	(553,207,856)	(485,909,807)
Financial Select Sector SPDR Fund	8,330,663,424	79,077,167	(786,334,184)	(707,257,017)
Health Care Select Sector SPDR Fund	4,548,236,212	60,687,324	(309,183,500)	(248,496,176)
Industrial Select Sector SPDR Fund	4,551,622,445	46,147,336	(314,771,419)	(268,624,083)
Materials Select Sector SPDR Fund	3,037,672,939	24,462,022	(142,809,827)	(118,347,805)
Technology Select Sector SPDR Fund	7,944,885,527	408,632,891	(627,451,619)	(218,818,728)
Utilities Select Sector SPDR Fund	5,185,540,333	121,130,295	(409,476,778)	(288,346,483)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.sectorspdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
The Select Sector SPDR Trust

By:	/s/ James E. Ross James E. Ross
President

By:	/s/ Chad C. Hallett Chad C. Hallett
Treasurer

Date:	August 19, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross James E. Ross
President

By:	/s/ Chad C. Hallett Chad C. Hallett
Treasurer

Date:	August 19, 2011